Investment securities	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 10.	Investment securities

(a)	Investments in Non-marketable Equity Securities

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	432
C Company	8,962	8,962
S Company	5,189	-
L Company	4,000	-
eTurboTouch Technology Inc.	477	477
Oculon Optoelectronics Inc.	309	-
Shinyoptics Corp.	283	283
	$21,877	11,211

Jetronics International Corp. reduced its capital and returned $1,168 thousand to the Company in October 2014.

The Company sold the investments in S Company in March 2014 for proceeds of $4,948 thousand and recognized loss on sale of securities of $241 thousand, which is included in “Gains (losses) on sale of securities, net”. The Company sold the investments in L Company in May 2014 for proceeds of $14,743 thousand and recognized gain on sale of securities of $10,743 thousand, which is included in “Gains (losses) on sale of securities, net”.

In 2012, management considered the Company’s investment in equity of eTurboTouch Technology Inc. was impaired as it did not believe that the investment carrying value would be recovered due to the investee’ significant deterioration in the earnings performance. In 2014, management considered the Company’s investment in equity of Oculon Optoelectronics Inc. was impaired as it did not believe that the investment carrying value would be recovered due to the investee’ significant deterioration in the earnings performance. Management believes that Company’s proportionate equity interest in the net book value of investees is the best estimate of the recoverable amount. As a result, the Company recognized impairment loss of $238 thousand and $309 thousand for the years ended December 31, 2012 and 2014, respectively, which is included in “impairment loss on investment”.

As of December 31, 2013 and 2014, except for the above impaired investments, the fair values of the Company’s investments in non-marketable equity securities were not estimated because management did not identify events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments, and it was not practicable for management to estimate the fair values of these investments due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs.

(b)	Investments in corporate convertible bonds

On August 10, 2010, the Company purchased 1,620,000 units of the corporate convertible bonds issued by Chang Wah Electromaterials Inc. (“CWE”). The bonds have embedded conversion options which the Company can require CWE to settle the bonds during the period from September 11, 2010 to July 31, 2015 by converting each unit of bond into 0.6020 common shares of CWE. The embedded conversion options were separated from the corporate bonds and accounted for separately. The Company sold the bonds in August 2012 for proceeds of $5,431 thousand and recognized gains of $645 thousand included in “Gains (losses) on sale of securities, net”.